TAXATION - Income tax recovery (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TAXATION
Expected income tax recovery	$ (1,080,139)	$ (288,466)	$ (108,298)
Share issuance costs	0	(298,176)	0
Impact of difference in tax rates and other	240,010	(10,670)	21,425
Share-based compensation	129,976	43,910	0
Deferred income taxes not recognized	710,308	553,402	86,873
Total of income tax expense (recovery)	$ 155	$ 0	$ 0
Income tax rate	27.00%	27.00%	27.00%
USA
TAXATION
Income tax rate	21.00%	21.00%	21.00%
Nevada
TAXATION
Income tax rate	0.00%	0.00%	0.00%